Payables and other current liabilities	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Payables and other current liabilities	Payables and other current liabilitiesNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Trade payables	8,216	21,953	30,748
Accrued invoices	7,250	25,269	13,049
Other	9	(1)	26
Trade payables and other current liabilities	15,475	47,221	43,824
No discount was applied to payables and related accounts for which maturity does not exceed one year. As a result, their fair value approximates their carrying amount.
The increase in trade payable and other current liabilities over the year ended December 31, 2024 is mainly due to the increase in operating expenses over the period.
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Employee-related payables	1,348	3,694	2,742
Social security and other	840	2,251	1,783
Other tax and related payments	112	127	184
Tax and employee-related payables	2,300	6,073	4,709
The increase in employee-related, social security and other payables over the year ended December 31, 2023 is mainly related to the changes in the management team and recruitment of additional experienced employees, including C-levels, over the period (see Note
3.3 Change in governance and management – February-August 2023).